Note 15 - Financial Risk Management - Currency Risk (Details) $ in Thousands	Dec. 31, 2023 USD ($)
MEXICO
Statement Line Items [Line Items]
Cash	$ 8
Accounts receivable	120
Prepaid expenses	0
Investments	0
Accounts payable	(95)
Lease obligations	0
Net (liabilities) assets exposure	33
Country of domicile [member]
Statement Line Items [Line Items]
Cash	2,187
Accounts receivable	651
Prepaid expenses	986
Investments	8
Accounts payable	(2,466)
Lease obligations	(154)
Net (liabilities) assets exposure	$ 1,212